Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
December 31, 2020
Deferred tax assets:
Net operation loss carryforwards	$35,000
Total deferred tax asset	35,000
Valuation allowance	(35,000)
$—